--------------------------------------------------------------------------------

CORTLAND                                                     600 Fifth Avenue
TRUST, INC.                                                  New York, NY 10020
                                                             212-830-5200

================================================================================





Dear Shareholder:


We are pleased to present the annual report of Cortland Trust, Inc. for the year ended March 31, 2001.

The Cortland General Money Market Fund had 152,793 shareholder accounts and net assets of $2,082,597,532 as of March 31, 2001.

As of March 31, 2001, the U.S. Government Fund had 6,531 shareholder accounts and net assets of $145,931,575.

As of March 31, 2001, the Municipal Money Market Fund had 3,177 shareholder accounts and net assets of $136,754,514.

We thank you for your support of Cortland Trust, Inc., and look forward to continuing to serve your cash management needs.



Sincerely,



\s\Steven W. Duff


Steven W. Duff
President






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
MARCH 31, 2001
================================================================================


                                                                                                            Ratings (a)
                                                                                                      ------------------
     Face                                                          Maturity              Value                  Standard
    Amount                                                           Date      Yield    (Note 2)      Moody's   & Poor's
    ------                                                           ----      -----     ------       -------   --------
Commercial Paper (44.14%)
------------------------------------------------------------------------------------------------------------------------------------
$  23,436,000  BAE Systems Holdings Inc.                           04/20/01    5.22%  $ 23,371,929      P1        A1
   29,200,000  BAE Systems Holdings Inc.                           04/26/01    5.35     29,092,933      P1        A1
   45,000,000  Banco Santander Puerto Rico                         04/24/01    5.54     44,843,025      P1        A1+
   35,000,000  Banco Santander Puerto Rico                         05/08/01    5.35     34,810,067      P1        A1+
   25,000,000  Bank of America Corp.                               07/26/01    5.00     24,605,278      P1        A1+
   20,000,000  Bank of Scotland Treasury                           04/10/01    5.60     19,972,400      P1        A1
    9,600,000  Centric Capital Corp.                               09/12/01    4.81      9,394,453      P1        A1+
   10,675,000  Delaware Funding Corporation                        04/06/01    5.55     10,666,875      P1        A1+
   20,000,000  Forrestal Funding Master Trust                      04/10/01    5.42     19,973,150      P1        A1+
   35,363,000  Forrestal Funding Master Trust                      06/07/01    4.79     35,051,039      P1        A1+
   26,000,000  Greyhawk Funding                                    04/04/01    5.74     25,987,737      P1        A1+
   45,000,000  Greyhawk Funding                                    05/24/01    5.44     44,646,225      P1        A1+
   18,170,000  John Hopkins University                             04/09/01    5.53     18,170,000      P1
   45,000,000  Lehman Brothers Holdings Inc.                       08/07/01    5.36     44,168,000      P2        A1
   45,000,000  Lehman Brothers Holdings Inc.                       09/06/01    5.17     44,008,550      P2        A1
   47,000,000  Lexington Parker Capital                            07/24/01    5.24     46,237,973      P1
   28,000,000  Lexington Parker Capital                            07/25/01    5.38     27,531,758      P1
   35,000,000  Long Lane Master Trust IV - Series A (l)            04/25/01    5.02     34,883,333      P1        A1
   32,000,000  Mississippi Business Finance Corporation
               (Pascaqoula Processing Plant Project) (m)           04/23/01    5.45     32,000,000      P1        A1+
   65,000,000  National Rural Utilities Cooperative                09/10/01    5.21     63,525,125      P1        A1+
   10,000,000  Sand Dollar Funding L.L.C.                          04/12/01    5.44      9,983,561      P1        A1+
   25,000,000  Sand Dollar Funding L.L.C.                          05/23/01    4.93     24,823,417      P1        A1+
   60,000,000  Sand Dollar Funding L.L.C.                          05/24/01    5.35     59,533,600      P1        A1+
   25,000,000  Sigma Finance Corp.                                 08/10/01    5.17     24,541,500      P1        A1+
   25,000,000  Special Purpose Accounts Receivable                 04/10/01    5.68     24,965,000      P1        A1
   25,000,000  Special Purpose Accounts Receivable                 04/25/01    5.10     24,915,500      P1        A1
   50,000,000  Special Purpose Accounts Receivable                 05/03/01    5.37     49,764,444      P1        A1
   48,000,000  Verizon Network Funding                             04/19/01    5.40     47,871,840      P1        A1
   20,000,000  Verizon Network Funding                             05/04/01    5.30     19,904,117      P1        A1
-------------                                                                         ------------
  927,444,000  Total Commercial Paper                                                  919,242,829
-------------                                                                         ------------





--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 -------------------
     Face                                                                       Maturity               Value                Standard
    Amount                                                                        Date      Yield    (Note 2)    Moody's    & Poor's
    ------                                                                        ----      -----     ------     -------    --------
Letter of Credit Commercial Paper (12.53%)
------------------------------------------------------------------------------------------------------------------------------------
$  22,500,000  Banco de Galicia Y Buenos Aires
               LOC Bayerische HypoVereinsbank, A.G.                             06/25/01    5.15%  $ 22,231,188    P1        A1+
   10,000,000  Banco Rio de La Plata, S.A.
               LOC Banco Santander                                              09/19/01    4.60      9,786,250    P1        A1
   35,000,000  Corporacion Andina de Fomento
               LOC Barclays Bank PLC                                            05/22/01    5.34     34,738,696    P1        A1+
   25,000,000  Dean Health System Inc.
               LOC Rabobank Nederland                                           04/17/01    5.05     24,944,111    P1        A1+
   25,000,000  Electric Reliability Council of Texas - Series A
               LOC Landesbank Hessen                                            05/16/01    5.36     25,000,000    P1        A1+
   20,000,000  Floren Container Inc.
               LOC Bank of America                                              04/11/01    5.55     19,969,611    P1        A1+
   25,000,000  HSBC Bank Argentina, S.A.
               LOC HSBC Bank US                                                 08/20/01    4.97     24,525,104    P1        A1+
   10,000,000  Knight Funding I
               LOC Bayerische Hypovereinsbank, A.G.                             06/05/01    5.07      9,909,722    P1        A1
   20,000,000  NATC California LLC
               LOC Chase Manhattan Bank, N.A.                                   04/26/01    5.50     19,924,722    P1        A1+
    5,000,000  Pemex Capital Inc.
               LOC Barclays Bank PLC                                            05/02/01    5.32      4,977,396    P1        A1+
   30,000,000  Pemex Capital Inc.
               LOC Barclays Bank PLC                                            05/30/01    6.05     29,709,917    P1        A1+
   35,315,000  Sinochem American
               LOC ABN AMRO Bank, N.A.                                          04/05/01    5.41     35,293,968    P1        A1+
-------------                                                                                      ------------
  262,815,000  Total Letter of Credit Commercial Paper                                              261,010,685
-------------                                                                                      ------------
Loan Participation (0.48%)
------------------------------------------------------------------------------------------------------------------------------------
$  10,000,000  Equitable Life Assurance Society with Chase Manhattan Bank (i)   03/20/02    5.06%  $ 10,000,000    P1        A1
-------------                                                                                      ------------
   10,000,000  Total Loan Participation                                                              10,000,000
-------------                                                                                      ------------
Master Notes & Promissory Notes (7.68%)
------------------------------------------------------------------------------------------------------------------------------------
$  45,000,000  GMAC Mortgage Corporation (a)                                    04/02/01    5.28%  $ 44,993,429
   15,000,000  GMAC Mortgage Corporation (j)                                    03/01/02    5.03     15,000,000
   20,000,000  The Goldman Sachs Group L.P.                                     08/06/01    5.23     20,000,000    P1        A1+
   30,000,000  The Goldman Sachs Group L.P.                                     08/23/01    5.15     30,000,000    P1        A1+
   50,000,000  Willamette Industries, Inc. (c)                                  06/15/01    5.34     50,000,000              A1
-------------                                                                                      ------------
  160,000,000  Total Master Notes & Promissory Notes                                                159,993,429
-------------                                                                                      ------------





--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 2001
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 -------------------
     Face                                                                       Maturity               Value                Standard
    Amount                                                                        Date      Yield    (Note 2)    Moody's    & Poor's
    ------                                                                        ----      -----     ------     -------    --------
Other Notes (1.78%)
------------------------------------------------------------------------------------------------------------------------------------
$  37,000,000  Goldman Sachs Group, L.P. (e) (m)                                04/12/02    5.80%  $ 37,000,000      P1       A1+
-------------                                                                                      ------------
   37,000,000  Total Other Notes                                                                     37,000,000
-------------                                                                                      ------------
Repurchase Agreement, Overnight (0.86%)
------------------------------------------------------------------------------------------------------------------------------------
$  18,000,000  Salomon Smith Barney (Collateralized by $19,774,324, GNMA,
               6.500% to 7.000%, due 02/20/31 to 03/16/31,
               proceeds $18,360,000)                                            04/02/01    5.37%  $ 18,000,000
-------------                                                                                      ------------
   18,000,000  Total Repurchase Agreement, Overnight                                                 18,000,000
-------------                                                                                      ------------
Time Deposit (2.40%)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  National Bank of Canada                                          04/02/01    5.38%  $ 50,000,000      P1       A1
-------------                                                                                      ------------
   50,000,000  Total Time Deposit                                                                    50,000,000
-------------                                                                                      ------------
Trusts (1.56%)
------------------------------------------------------------------------------------------------------------------------------------
$   5,000,000  RACERS 6-MM - Series 2000 (h) (m)                                04/26/01    6.55%  $  4,999,581
   20,000,000  Syndicated Loan Funding Trust (b) (m)                            06/15/01    5.70     20,000,000     Aa2
    7,496,124  Wilmington Trust Company (d)                                     01/01/11    5.25      7,496,124      P1       A1+
-------------                                                                                      ------------
   32,496,124  Total Trusts                                                                          32,495,705
-------------                                                                                      ------------
U.S. Government Obligation (0.49%)
------------------------------------------------------------------------------------------------------------------------------------
$  10,000,000  U.S. Treasury Note                                               01/31/02    5.07%  $ 10,090,571
-------------                                                                                      ------------
   10,000,000  Total U.S. Government Obligation                                                      10,090,571
-------------                                                                                      ------------
Variable Rate Demand Instruments (25.39%)
------------------------------------------------------------------------------------------------------------------------------------
$   2,420,000  2150 Investment Company - Series 1997 (d)
               LOC Fifth Third Bank                                             02/01/17    5.15%  $  2,420,000
    6,800,000  Adelanto California, Public Utility (d)
               LOC California State Teachers Retirement System                  11/01/34    5.10      6,800,000               A1+
    4,075,000  Adel, GA IDA (Specialty Stampings, L.L.C.) (d)
               LOC National Bank of Canada                                      06/01/14    5.25      4,075,000    VMIG-1
    3,550,000  Alabama IDA (Central Casting Corporation) (d)
               LOC First Union National Bank of North Carolina                  11/01/15    5.23      3,550,000
    6,100,000  Albany Dougherty, GA Payroll IDA
               (Flint River Service, Inc.Project-B) (d)
               LOC Columbus Bank & Trust Company                                05/01/17    5.36      6,100,000               A1
      920,000  Alpine Capital Investment LLC (d)
               LOC National City Bank of Michigan/Illinois                      09/15/27    5.20        920,000
    1,500,000  Andrews Laser Works Corporation (d)
               LOC US Bancorp                                                   05/01/08    5.20      1,500,000





--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 -------------------
     Face                                                                        Maturity              Value                Standard
    Amount                                                                         Date     Yield    (Note 2)    Moody's    & Poor's
    ------                                                                         ----     -----     ------     -------    --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   2,950,000  BBC, L.L.C. (d)
               LOC Columbus Bank & Trust Company                                 11/01/20   5.10%  $  2,950,000      P1
    1,520,000  Berkeley Square Retirement Center - Series 1998 (d)
               LOC Fifth Third Bank                                              02/01/13   5.20      1,520,000
    2,000,000  Budd Office Building Associate
               (Patnership Project) - Series 1997 (d)
               LOC Comerica Bank                                                 10/01/47   5.12      2,000,000
    8,900,000  CEGW, Incorporated (d)
               LOC PNC Bank, N.A.                                                03/31/09   5.35      8,900,000
    2,250,000  Central Michigan Inns, L.L.C. (d)
               LOC ABN AMRO Bank, N.A.                                           04/01/30   5.15      2,250,000
   22,500,000  CFM International, Inc. Guaranteed Notes - Series 1999A (f)
               LOC General Electric Company                                      01/01/10   5.25     22,500,000
    5,200,000  Cheney Brothers Incorporated (d)
               LOC First Union National Bank of North Carolina                   12/01/16   5.18     5,200,000
    3,400,000  Cinnamon Properties, Incorporated (d)
               LOC US Bancorp                                                    04/01/20   5.15     3,400,000
   15,750,000  City & County of San Franscisco Redevelopment
               Agency Taxable MHRB (d)
               LOC Bayerische HypoVereinsbank, A.G.                              07/01/34   5.05     15,750,000    VMIG-1
    7,500,000  Columbus, GA Development Authority RB
               (Four J.S. Family, LLP Project) (d)
               LOC Columbus Bank & Trust Company                                 09/01/20   5.12      7,500,000
    7,610,000  Concrete Company - Series 1998 (d)
               LOC Columbus Bank & Trust Company                                 07/01/48   5.15      7,610,000               A1
    1,770,000  Consolidated Equities, L.L.C. - Series 1995 (d)
               LOC Fifth Third Bank                                              12/01/25   5.20      1,770,000
    4,370,000  Cunat Capital Corporation
               (Cunat Brothers, Incorporated/Irish Parie L.P.) - Series 1997B (d)
               LOC LaSalle National Bank                                         06/01/27   5.20      4,370,000
    1,285,000  Delta Capital L.L.C. - Series A (d)
               LOC Huntington National Bank                                      01/01/26   5.20      1,285,000
    2,690,000  Devin F. & Janis L. McCarthy - Series 1997 (d)
               LOC US Bancorp                                                    07/01/17   5.15      2,690,000
   16,000,000  D.G.Y. Real Estate LP - Series 2000A (d)
               LOC PNC Bank, N.A.                                                05/01/20   5.35     16,000,000




--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 2001
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 -------------------
     Face                                                                        Maturity              Value                Standard
    Amount                                                                         Date     Yield    (Note 2)    Moody's    & Poor's
    ------                                                                         ----     -----     ------     -------    --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  8,200,000  Douglas County, GA Development Authority
              (Gazelle Riverside, LLC Project) (d)
              LOC Wells Fargo Bank, N.A.                                         01/01/21   5.15%  $  8,200,000               A1+
   7,500,000  Drury Inns, Inc. (d)
              LOC First Commercial Bank                                          04/01/20   5.19      7,500,000
   6,370,000  Eagle Landing IV, Limited (d)
              LOC Regions Bank                                                   09/01/26   5.10      6,370,000    P1
   5,740,000  Eckert Seamans Cherin & Mellot (d)
              LOC PNC Bank, N.A.                                                 01/01/15   5.25      5,740,000
   4,979,000  Erie Funding I - Series 1989 (d)
              LOC First Merit Bank                                               11/01/26   5.16      4,979,000
   5,160,000  Garden City Hospital Osteopath  - Series 1997 (d)
              LOC National City Bank of Michigan/Illinois                        10/01/17   5.10      5,160,000               A1
   1,840,000  Goshen Project - Series 1997 (d)
              LOC First Merit Bank                                               11/01/17   5.21      1,840,000
   1,965,000  HCH, L.L.C. - Series 2000 (d)
              LOC Key Bank                                                       08/01/15   5.12      1,965,000
   1,455,000  Hope Realty, Limited Harmony Realty (Kurtz Bros., Inc.) (d)
              LOC Key Bank                                                       08/01/15   5.12      1,455,000
   4,640,000  Hopkins Waterhouse LLC Project (d)
              LOC National City Bank of Michigan/Illinois                        06/01/20   5.13      4,640,000
   3,000,000  Hornell, NY IDA (Alstom Transportation Project) (d)
              LOC Key Bank                                                       11/01/21   5.12      3,000,000
   2,565,000  Jake Sweeney Automotive, Incorporated (d)
              LOC US Bancorp                                                     04/01/10   5.15      2,565,000
   2,050,000  JDV L.L.C. (d)
              LOC ABN AMRO Bank, N.A.                                            07/01/27   5.20      2,050,000
  25,000,000  John Hancock Mutual Life Insurance Company (g)                     08/19/05   5.47     25,000,000    P1         A1+
   1,025,000  KBL Capital Fund, Incorporated (BH Reality Limited Partnership) (d)
              LOC Fifth Third Bank                                               05/01/21   5.17      1,025,000               A1
   4,280,000  KBL Capital Fund, Incorporated - Series 1995A (d)
              LOC Fifth Third Bank                                               07/01/05   5.17      4,280,000               A1
   1,880,000  Kit Carson County, CO Agricultural Development RB
              (Midwest Farms, L.L.C.) - Series 1997 (d)
              LOC Wells Fargo Bank, N.A.                                         06/01/27   5.10      1,880,000               A1




--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 -------------------
     Face                                                                       Maturity               Value                Standard
    Amount                                                                        Date      Yield    (Note 2)    Moody's    & Poor's
    ------                                                                        ----      -----     ------     -------    --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  5,135,000   Kool Capital, L.L.C. (d)
               LOC ABN AMRO Bank, N.A.                                          04/01/29    5.20%  $  5,135,000
   5,275,000   Kwik Park Corporation - Series 1999A (d)
               LOC PNC Bank, N.A.                                               09/01/19    5.35      5,275,000
  12,420,000   Laminations, Incorporated & Santana (d)
               LOC PNC Bank, N.A.                                               08/31/15    5.70     12,420,000
   4,000,000   Laurel County, KY Industrial Building RB
               (Consolidated Biscuit Company Project) (d)
               LOC Fifth Third Bank                                             03/01/15    5.30      4,000,000
     660,000   LRC - B Wadsworth Investors, Limited (d)
               LOC US Bancorp                                                   09/01/17    5.35        660,000
   3,555,000   Macroe Properties, Incorporated (d)
               LOC Huntington National Bank                                     09/01/27    5.20      3,555,000
   9,105,000   Madison, WI RB Community Development Authority
               (Block 89 Project) - Series 1996A (d)                            01/01/19    5.15      9,105,000
   6,800,000   Madison, WI Community Development Authority RB
               (Block 89 Project) - Series 2000 (d)                             07/01/20    5.15      6,800,000    VMIG-1
   4,100,000   Maryland HEFA RB (North Arundale Hospital) (d)
               LOC Mellon Bank, N.A.                                            07/01/27    5.15      4,100,000
   1,750,000   Maximum Principal Amount (Buckeye Corrugated, Inc. Project) (d)
               LOC National City Bank of Michigan/Illinois                      01/01/05    5.13      1,750,000
   1,471,000   Maximum Principal Amount (Goson Project) (d)
               LOC First Merit Bank                                             08/01/23    5.21      1,471,000
   4,550,000   Maximum Principal Amount (Hanover Project) - Series 1997 (d)
               LOC National City Bank of Michigan/Illinois                      12/01/07    5.13      4,550,000                A1
   3,760,000   Maximum Principal Amount Limited Partnership
               (Riverview Medical Office Building) (d)
               LOC National City Bank of Michigan/Illinois                      11/01/17    5.13      3,760,000
   3,300,000   McCreary County, KY (Le Sportsac, Inc. Pro-Phase) (d)
               LOC Fifth Third Bank                                             04/01/15    5.05      3,300,000
   2,030,000   Miami River Stone Company (d)
               LOC US Bancorp                                                   08/01/09    5.17      2,030,000
     800,000   Miami Valley Steel Service, Inc. - Series 1996 (d)
               LOC National City Bank of Michigan/Illinois                      02/01/16    5.13        800,000
   2,600,000   Michigan HEFA (Hope College) - Series 1996M (d)
               LOC Fifth Third Bank                                             10/01/16    5.20      2,600,000




--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 2001
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 -------------------
     Face                                                                       Maturity               Value                Standard
    Amount                                                                        Date      Yield    (Note 2)    Moody's    & Poor's
    ------                                                                        ----      -----     ------     -------    --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    990,000   Milwaukee, WI (Historic Third Ward Parking Project) (d)
               LOC Northern Trust                                               09/01/29    5.20%  $    990,000
   5,235,000   Mississippi Business Finance Corporation IDRB
               (Howard Industries, Incorporated) - Series 1995 (d)
               LOC Bank One                                                     06/01/10    5.15      5,235,000      P1
   8,820,000   Mississippi Business Finance Corporation IDRB (d)
               (TTW Farm Products Inc.)
               LOC Amsouth Bank, N.A.                                           01/01/11    5.15      8,820,000               A1
   8,475,000   Mobile, AL RB Medical Clinic Board
               (Springhill Medical Complex) - Series 1996B (d)
               LOC Amsouth Bank, N.A.                                           09/01/11    5.15      8,475,000      P1
   1,680,000   Montgomery, AL Industrial Development Board (d)
               LOC Columbus Bank & Trust Company                                07/01/16    5.10      1,680,000
   1,500,000   Mount Carmel West Medical Office Building Limited Partnership (d)
               LOC National City Bank of Michigan/Illinois                      08/01/19    5.13      1,500,000
   3,515,000   NPI Capital, L.L.C. (d)
               LOC ABN AMRO Bank, N.A.                                          07/01/29    5.20      3,515,000
   3,760,000   New Federal Cold Storage, Incorporated Project - Series 199C (d)
               LOC National City Bank of Michigan/Illinois                      08/01/11    5.13      3,760,000
   3,200,000   New York State HFA RB (345 East 94th Street) (d)
               Guaranteed by Federal Home Loan Mortgage Corporation             11/01/31    5.20      3,200,000    VMIG-1
  13,620,000   Nugent Sand Company - Series 1999 (d)
               LOC National City Bank of Michigan/Illinois                      11/01/11    5.13     13,620,000
   2,600,000   Oakland Ortho Realty Association (d)
               LOC PNC Bank, N.A.                                               09/01/09    5.25      2,600,000
   8,080,000   One Boyertown Properties. LP (d)
               Collateralized by Federal Home Loan Bank                         11/01/29    5.15      8,080,000               A1+
   3,150,000   Pomeroy Investments, L.L.C. - Series 1997 (d)
               LOC US Bancorp                                                   04/01/17    5.15      3,150,000
   2,500,000   Prince William County, VA - Series A (d)
               LOC Wachovia Bank & Trust Company, N.A.                          03/01/17    5.10      2,500,000    VMIG-1
   1,925,000   RK Capital L.L.C. (d)
               LOC ABN AMRO Bank, N.A.                                          12/01/28    5.20      1,925,000
   3,095,000   Savoy Properties, Limited (d)
               LOC Key Bank                                                     08/01/20    5.12      3,095,000




--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 -------------------
     Face                                                                       Maturity               Value                Standard
    Amount                                                                        Date      Yield    (Note 2)    Moody's    & Poor's
    ------                                                                        ----      -----     ------     -------    --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000   Schenectady County, IDA (d)
               LOC Fleet Bank                                                   11/01/10    5.20%  $  5,000,000    VMIG-1
   5,210,000   Security Self-Storage, Inc. (d)
               LOC Bank One                                                     01/01/19    5.02      5,210,000
   4,220,000   Shepperd Capital L.L.C. (d)
               LOC National City Bank of Michigan/Illinois                      09/15/47    5.20      4,220,000
   4,150,000   Shepperd Capital L.L.C. (d)
               LOC Fifth Third Bank                                             03/15/49    5.20      4,150,000
  25,000,000   Sigma Finance Corp. (k)                                          10/17/01    5.09     25,004,406
   3,725,000   Smugglers Notch Management Company/Investment Company (d)
               LOC Key Bank                                                     09/01/15    5.12      3,725,000
   8,000,000   Southeast Alabama Gas District RB (Lateral Project) (d)
               Insured by AMBAC Indemnity Corp.                                 06/01/25    5.15      8,000,000               A1
  15,600,000   Southwestern Ohio Steel, Incorporated (d)
               LOC US Bancorp                                                   04/01/08    5.15     15,600,000
   1,755,000   Stallard-Schrier Corporation (d)
               LOC Fifth Third Bank                                             09/01/16    5.20      1,755,000
  19,000,000   State of Missouri HEFA
               (SSM Health Care System) 1995 - Series D (d)
               Insured by MBIA Insurance Corp.                                  06/01/24    5.05     19,000,000               A1+
   5,740,000   Stevenson Photo Color Company (d)
               LOC US Bancorp                                                   08/01/19    5.15      5,740,000
  12,155,000   Stone Creek, L.L.C. - Series 1995 (d)
               LOC Columbus Bank & Trust Company                                08/01/22    5.15     12,155,000      P1
   2,735,000   Team Capital, L.L.C. (d)
               LOC Fifth Third Bank                                             03/01/29    5.20      2,735,000
   7,670,000   Three Reading LP (d)
               Guaranteed by Federal Home Loan Bank                             06/01/24    5.15      7,670,000               A1+
   1,435,000   Town of Greendale, IN EDA RB - Series 1993B (d)
               LOC National City Bank of Michigan/Illinois                      12/01/05    5.13      1,435,000
   3,400,000   Town of Islip, NY IDA (Brentwood Real Estate LLC) (d)
               LOC ABN AMRO Bank, N.A.                                          11/01/20    5.16      3,400,000               A1+
   1,315,000   Tripplet Corporation (d)
               LOC Fifth Third Bank                                             03/01/08    5.20      1,315,000




--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 2001
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity               Value                Standard
    Amount                                                                        Date      Yield    (Note 2)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,280,000   Vista Funding Corporation - Series 1997A (d)
               LOC Fifth Third Bank                                             07/01/15    5.15%  $    2,280,000
   1,345,000   Walt Sweeney Ford - Series 1996 (d)
               LOC Fifth Third Bank                                             01/01/12    5.20        1,345,000
   2,400,000   Washington State Housing Finance Commission
               (Marketplace Apartment) (d)
               LOC Bank One                                                     07/01/29    5.15        2,400,000   VMIG-1
   1,900,000   Weller Irrevocable Trust #2 - Series 1998 (d)
               LOC First Union National Bank of North Carolina                  09/01/13    5.15        1,900,000             A1
   2,945,000   Wellington Green L.L.C. (d)
               LOC Key Bank                                                     04/01/29    5.12        2,945,000             A1
   3,045,000   Westchester County, NY IDA RB (B.W.P. Distributors Inc.) (d)
               LOC First Union National Bank of North Carolina                  10/01/28    5.23        3,045,000
     790,000   Westchester Presbyterian Church (d)
               LOC US Bancorp                                                   09/01/13    5.35          790,000
   2,045,000   West Point, Inc. Project - Series 2000 (d)
               LOC First Merit Bank                                             03/01/21    5.21        2,045,000
   1,700,000   William Thies & Son, Incorporated (d)
               LOC First Union National Bank of North Carolina                  03/01/07    5.18        1,700,000
   2,000,000   Wilmington Iron & Metal Company (d)
               LOC Bank One                                                     08/01/14    5.15        2,000,000
  11,875,000   Winder-Barrow Industrial Building (d)
               LOC Columbus Bank & Trust Company                                02/01/20    5.15       11,875,000             A1
   8,065,000   Zhbser-Greenbriar, Inc. (d)
               Guaranteed by Federal Home Loan Bank                             01/01/26    5.20        8,065,000             A1+
------------                                                                                       --------------
 528,665,000   Total Variable Rate Demand Instruments                                                 528,669,406
------------                                                                                       --------------
Yankee Certificates of Deposit (2.26%)
------------------------------------------------------------------------------------------------------------------------------------
$ 10,000,000   Commerzbank A.G.                                                 07/13/01    5.15%  $   10,045,798     P1      A1+
  12,000,000   Commerzbank A.G.                                                 11/28/01    5.50       12,080,535     P1      A1+
  25,000,000   Rabobank Nederland                                               01/08/02    5.42       24,996,287     P1      A1+
------------                                                                                       --------------
  47,000,000   Total Yankee Certificates of Deposit                                                    47,122,620
------------                                                                                       --------------
               Total Investments (99.57%) (Cost $2,074,125,245+)                                    2,073,625,245
               Cash and Other Assets, Net of Liabilities (0.43%)                                        8,972,287
                                                                                                   --------------
               Net Assets (100.00%)                                                                $2,082,597,532
                                                                                                   ==============

               + Aggregate cost for income tax purposes is identical.






--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================


FOOTNOTES:
(a)  The interest rate is adjusted monthly based upon one month LIBOR.

(b) The interest rate is adjusted monthly based upon one month LIBOR plus .12 basis point.

(c) The interest rate is adjusted monthly based upon one month LIBOR rate plus 5 basis point; 7 day put option.

(d) These securities have a 7 day put feature exercisable by the Fund at par value. Rate changes weekly.

(e) The interest rate is adjusted quarterly based upon three month LIBOR, weekly put at par.

(f) The interest rate is adjusted weekly average of prior week one month LIBOR plus .06 basis points.

(g) The interest rate is adjusted quarterly based upon three month LIBOR plus .06 basis points.

(h) The interest rate is adjusted quarterly based upon three month LIBOR plus 17 basis points.

(i) The interest rate is adjusted based upon one month LIBOR plus 5 basis points.

(j) The interest rate is adjusted based upon one month LIBOR plus 5 basis points. 30 day put option.

(k)  The interest rate is adjusted daily based upon prime rate minus 2.85%.

(l)  Guaranteed by Fleet Bank through Swap Agreement.

(m) Securities exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2001 these securities amounted to $93,999,581 representing approximately 4.5% of net assets.




KEY:
     EDA      =     Economic Development Authority                IDA      =      Industrial Development Authority
     GMAC     =     General Motors Acceptance Corporation         IDRB     =      Industrial Development Revenue Bond
     GNMA     =     Government National Mortgage Association      LOC      =      Letter of Credit
     HFA      =     Housing Finance Authority                     MHRB     =      Multi-Family Housing Revenue Bond
     HEFA     =     Health & Education Facilities Authority       RB       =      Revenue Bond









--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS
MARCH 31, 2001

================================================================================

     Face                                                                       Maturity                Value
    Amount                                                                        Date      Yield      (Note 2)
    ------                                                                        ----      -----       ------
Floating Rate Securities (10.96%)
------------------------------------------------------------------------------------------------------------------------------------
$   5,000,000  Federal Home Loan Bank Floater (a)                               04/12/01    5.51%   $  4,999,793
    3,000,000  Federal Home Loan Bank Floater (b)                               09/19/01    5.00       2,999,589
    3,000,000  Student Loan Marketing Association Floater (c)                   07/19/01    4.75       3,000,000
    5,000,000  Student Loan Marketing Association Floater (d)                   10/24/01    4.80       5,000,000
------------                                                                                        ------------
   16,000,000  Total Floating Rate Securities                                                         15,999,382
-------------                                                                                       ------------
Repurchase Agreements, Overnight (46.46%)
------------------------------------------------------------------------------------------------------------------------------------
$  35,000,000  J.P. Morgan Securities, Inc. (Collateralized by $ 34,350,000,
               FHLB, 5.250% to 6.750% due 04/25/02 to 08/15/02,
               proceeds $35,704,414)                                            04/02/01    5.25%   $ 35,000,000
   32,800,000  Salomon Smith Barney (Collateralized by $ 47,663,759,
               GNMA, 3.030% to 6.500% due 08/16/17 to 04/16/29,
               proceeds $33,456,000)                                            04/02/01    5.37      32,800,000
-------------                                                                                       ------------
   67,800,000  Total Repurchase Agreements, Overnight                                                 67,800,000
-------------                                                                                       ------------
U.S. Government Agency (0.69%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,000,000  Federal Home Loan Bank                                           09/24/01    5.02%   $  1,002,073
-------------                                                                                       ------------
    1,000,000  Total U.S. Government Agency                                                            1,002,073
-------------                                                                                       ------------
U.S. Agency Discount Notes (28.36%)
------------------------------------------------------------------------------------------------------------------------------------
    5,000,000  Federal Home Loan Bank                                           08/03/01    5.04%   $ 4,915,267
    3,000,000  Federal Home Loan Bank                                           09/07/01    4.76      2,938,387
    8,330,000  Federal Home Loan Mortgage Corporation                           04/17/01    4.88      8,312,022
    3,000,000  Federal Home Loan Mortgage Corporation                           05/01/01    4.98      2,987,638
    5,000,000  Federal Home Loan Mortgage Corporation                           06/21/01    4.64      4,948,362
    2,000,000  Federal Home Loan Mortgage Corporation                           08/16/01    5.08      1,962,325
    3,000,000  Federal National Mortgage Association                            08/16/01    4.99      2,944,401
    6,740,000  Federal National Mortgage Association                            09/06/01    4.56      6,608,068
    3,000,000  Federal National Mortgage Association                            01/11/02    5.07      2,885,288
    3,000,000  Federal National Mortgage Association                            03/08/02    4.55      2,876,103
-------------                                                                                       ------------
   42,070,000  Total U.S. Agency Discount Notes                                                       41,377,861
-------------                                                                                       ------------
U.S. Government Agency Medium Term Notes (9.67%)
------------------------------------------------------------------------------------------------------------------------------------
$   3,000,000  Federal Home Loan Bank                                           01/17/02    5.42%   $  2,998,879
    2,000,000  Federal Home Loan Bank                                           08/24/01    4.93       2,009,501
    2,000,000  Federal Home Loan Bank                                           01/16/02    5.01       2,001,429





--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                Value
    Amount                                                                        Date      Yield      (Note 2)
    ------                                                                        ----      -----       ------
U.S. Government Agency Medium Term Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   3,000,000  Federal Home Loan Bank                                           03/08/02    5.03%   $  3,000,000
    1,300,000  Federal Home Loan Mortgage Corporation                           09/19/01    4.95       1,315,804
    1,240,000  Federal National Mortgage Association                            01/15/02    4.46       1,256,809
    1,500,000  Federal National Mortgage Association                            02/11/02    4.43       1,533,123
-------------                                                                                       ------------
   14,040,000  Total U.S. Government Agency Medium Term Notes                                         14,115,545
-------------                                                                                       ------------
U.S. Government Obligation (1.38%)
------------------------------------------------------------------------------------------------------------------------------------
$   2,000,000   U.S. Treasury Note                                              01/31/02    5.07%   $  2,018,114
-------------                                                                                       ------------
    2,000,000   Total U.S. Government Obligation                                                       2,018,114
-------------                                                                                       ------------
Zero Coupon Bond (1.92%)
------------------------------------------------------------------------------------------------------------------------------------
$   2,882,000  Federal Home Loan Mortgage Corporation                           11/15/01    4.50%   $  2,802,210
-------------                                                                                       ------------
    2,882,000  Total Zero Coupon Bond                                                                  2,802,210
-------------                                                                                       ------------
               Total Investments (99.44%) (Cost $145,115,185+)                                       145,115,185
               Cash and Other Assets, Net of Liabilities (0.56%)                                         816,390
                                                                                                    ------------
               Net Assets (100.00%)                                                                 $145,931,575
                                                                                                    ============

               +   Aggregate cost for federal income tax purposes is identical

FOOTNOTES:

(a) This is a variable Federal Home Loan Bank Floating Rate Note. The interest rate changes weekly based on 3 month TBILL BEY plus .35 basis points.

(b) This is a variable Federal Home Loan Bank Floating Rate Note. The interest rate changes daily pegged to Prime minus 3.03 basis points.

(c) This is a variable Student Loan Marketing Association Floating Rate Note. The interest rate changes weekly based on 3 month TBILL BEY plus .45 basis points.

(d) This is a variable Student Loan Marketing Association Floating Rate Note. The interest rate changes weekly based on 3 month TBILL BEY plus .50 basis points.




KEY:
FHLB      =   Federal Home Loan Bank
GNMA      =   Government National Mortgage Association




--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
MARCH 31, 2001
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity               Value                Standard
    Amount                                                                        Date      Yield    (Note 2)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Put Bonds (b) (11.45%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,535,000   Dayton, KY Industrial Building RB
               (Radac Corp. Project)  - Series 1994C
               LOC Fifth Third Bank                                             04/01/01    4.65%  $  1,535,000
   6,500,000   Hartford County, MD (A.O. Smith)
               LOC Bank One                                                     09/01/01    3.55      6,500,000
   1,425,000   Michigan Municipal Bond Authority - Series 2000D                 11/29/01    4.45      1,425,000               A1+
   2,500,000   Michigan Strategic Fund Limited Obligation RB
               (Donnelly Corporation Project) - Series B
               LOC Dresdner Bank A.G.                                           10/01/01    4.65      2,500,000      P1       A1+
   2,635,000   Mississippi Home Corporation Single
               Family Program Merlots - Series YYY
               Guaranteed by Government National Mortgage Association           09/01/01    4.45      2,635,000    VMIG-1
   1,055,000   Nevada Housing Division Tender Option Bonds
               (Single Family Program C-2)
               Guaranteed by FHA/VA/Private Mortgages                           10/01/01    4.60     1,055,000
------------                                                                                       ------------
  15,650,000   Total Put Bonds                                                                       15,650,000
------------                                                                                       ------------

Tax Exempt Commercial Paper (23.49%)
------------------------------------------------------------------------------------------------------------------------------------
$  5,700,000   Anne Arundel EDRB (Baltimore Gas & Electric Company Project)
               LOC Chase Manhattan Bank, N.A./The Bank of New York              07/10/01    3.35%  $  5,700,000    VMIG-1     A1
   5,020,000   Broward County, FL Sales Tax Revenue - Series A                  04/03/01    3.20      5,020,000    VMIG-1     A1+
   2,000,000   City & County of Denver, CO
               Airport System Subordinate RB - Series 1997A
               LOC Bayerische Landesbank                                        04/11/01    3.40      2,000,000      P1       A1+
   2,000,000   Commonwealth of Massachusetts GO - Series E                      04/05/01    3.50      2,000,000      P1       A1+
   1,400,000   Hampton, VA IDA HRB (Sentara Health System)                      05/24/01    3.25      1,400,000    VMIG-1     A1+
   5,000,000   Lee County, FL Hospital Board HRB
               (Lee Memorial Hospital Project)                                  06/13/01    4.25      5,000,000    VMIG-1     A1+
   5,000,000   Metropolitan Washigton DC Airport, VA GAN
               LOC Bank of America                                              07/24/01    3.25      5,000,000               A1
   4,000,000   New Hampshire State Business Finance Authority PCRB
               (New England Power Co. Project)                                  05/03/01    3.60      4,000,000      P1       A1
   2,000,000   Shelby County, TN TAN- Series 2000A                              06/06/01    3.20      2,000,000      P1       A1+
------------                                                                                       ------------
  32,120,000   Total Tax Exempt Commercial Paper                                                     32,120,000
------------                                                                                       ------------







--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity               Value                Standard
    Amount                                                                        Date      Yield    (Note 2)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Tax Exempt General Obligation Notes & Bonds (7.30%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000   Dauphin County, PA General Authority RB - Subseries RRR3
               Insured by AMBAC Indemnity Corp.                                 12/03/01    3.43%  $  2,004,868
   3,430,000   Foley, MN GO Independent School District #51                     09/29/01    4.33      3,432,420
   2,500,000   Pickerington Local School District School Improvement BAN        08/21/01    4.24      2,503,302
   2,045,000   University of Delaware BAN - Series 2000                         09/15/01    3.20      2,045,000               SP1+
------------                                                                                       ------------
   9,975,000   Total Tax Exempt General Obligation Notes & Bonds                                      9,985,590
------------                                                                                       ------------
Variable Rate Demand Instruments (c) (54.08%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000   Alamance County, NC Industrial Facilities & PCFA RB
               (Science Manufacturing Inc. Project)
               LOC Commerzbank A.G.                                             04/01/15    3.80%  $  1,000,000    VMIG-1
   5,455,000   Auburn, AL Non-Profit HDA (Lakeside Project)
               LOC Columbus Bank & Trust Company                                09/01/27    3.80      5,455,000               A1
   1,100,000   Butler County, PA IDA (Armco Inc. Project) - Series 1996A
               LOC Chase Manhattan Bank, N.A.                                   06/01/20    3.70      1,100,000
   4,000,000   Calcasieu Parish, LA IDRB Environment (Citgo Petroleum)
               LOC Westdeutche Landesbank                                       07/01/26    3.85      4,000,000    VMIG-1     A1+
   3,500,000   Charlotte, NC Airport RB - Series 1997A
               Insured by MBIA Insurance Corp.                                  07/01/17    3.50      3,500,000    VMIG-1     A1
   2,100,000   Commonwealth of Puerto Rico Highway & Transportation Authority
               Insured by AMBAC Indemnity Corp.                                 07/01/28    3.25      2,100,000    VMIG-1     A1+
   3,500,000   Deridder, LA IDRB (Pax Inc. Project)
               LOC Bank One                                                     08/01/12    3.75      3,500,000               A1+
   1,075,000   Fulton County, GA Development Authority RB
               (Darby Printing Company)
               LOC Wachovia Bank & Trust Co., N.A.                              04/01/11    3.80      1,075,000
   1,300,000   Gulf Coast Waste Disposal Authority Texas (Bayer Corp.)          05/01/27    3.85      1,300,000      P1       A1+
   4,445,000   Halifax County, NC Industrial Facilites & PCFA
               (Roanoke Light, Gas & Electric)
               LOC Credit Suisse First Boston                                   06/01/21    3.90      4,445,000               A1+
   4,000,000   Halifax County, NC Industrial Facilites & PCFA
               (Westmoreland / Habson Part)
               LOC Credit Suisse First Boston                                   12/01/19    3.90      4,000,000               A1






--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 2001
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity               Value                Standard
    Amount                                                                        Date      Yield    (Note 2)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000   Hertford County, NC Industrial Facility & PCFA
               (Nucor Corporation Project ) - Series A                          11/01/33    3.55%  $  5,000,000      P1       A1+
   3,860,000   Indiana Health Facility RB (Access Designated PG) - Series B
               LOC Comerica Bank                                                01/01/16    3.55      3,860,000               A1
   2,000,000   Jefferson Parish, LA IDRB (Sara Lee Corp. Project)               06/01/24    3.95      2,000,000               A1+
   4,900,000   Johnston County Individual Facilities & PCFA
               (House - Autry Mills Inc. Project)
               LOC Branch Bank & Trust Company                                  02/01/14    3.75      4,900,000
   5,689,621   Koch Floating Rate Trust Variable - Series 1
               Insured by AMBAC Indemnity Corp.                                 05/03/04    3.80      5,689,621
   4,000,000   Massachusetts Bay Transportation
               (General Transportation System)                                  03/01/30    3.40      4,000,000    VMIG-1     A1+
   5,350,000   Massachusetts State RB - Series B                                09/01/16    3.30      5,350,000    VMIG-1     A1+
   2,410,000   New York State Job Development Authority - Series 1988
               LOC Morgan Guaranty Trust Company/Bayerische Landesbank          03/01/03    3.85      2,410,000    VMIG-1
   1,500,000   North Carolina Medcare Commission Hospital RB
               (Duke University Project) - Series A                             06/01/23    3.45      1,500,000    VMIG-1     A1+
   4,120,000   Phoenix, AZ IDA RB (Valley of the Sun YMCA Project)
               LOC Wells Fargo Bank, N.A.                                       01/01/31    3.85      4,120,000               A1+
   1,000,000   Pitkin County, CO IDRB (Aspen Skiing Co. Project)
               LOC Bank One                                                     04/01/14    3.95      1,000,000               A1+
   1,400,000   University of North Carolina at Chapel Hill - Series 2001C       12/01/25    3.40      1,400,000    VMIG-1     A1+
   1,250,000   York County, PA IDA Limited Obligation RB
               (Metal Exchange Corp. Project) - Series 1996
               LOC Comerica Bank                                                06/01/06    3.75      1,250,000
------------                                                                                       ------------
  73,954,621   Total Other Variable Rate Demand Instruments                                          73,954,621
------------                                                                                       ------------
Variable Rate Demand Instruments - Participations (c) (1.46%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000   New Jersey State EDA IDRB (Harrison Riverside Industries Project)
               LOC Chase Manhattan Bank, N.A.                                   01/01/02    5.20%  $  1,000,000      P1       A1
   1,000,000   New Jersey State EDA IDRB (Hartz Mountain Industries Project)
               LOC Chase Manhattan Bank, N.A.                                   01/01/02    5.20      1,000,000      P1       A1
------------                                                                                       ------------
   2,000,000   Total Variable Rate Demand Instruments - Participations                                2,000,000
------------                                                                                       ------------





--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity               Value                Standard
    Amount                                                                        Date      Yield    (Note 2)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Variable Rate Demand Instruments - Private Placements (b) (1.31%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,796,000   York County, PA IDA IDRB (Manor Care of Kingston Court Inc.)
               LOC Chase Manhattan Bank, N.A.                                   12/01/08    5.20%  $  1,796,000      P1       A1
------------                                                                                       ------------
   1,796,000   Total Variable Rate Demand Instruments - Private Placements                            1,796,000
------------                                                                                       ------------
               Total Investments (99.09%) (Cost $135,506,211+)                                      135,506,211
               Cash and Other Assets, Net of Liabilities (0.91%)                                      1,248,303
                                                                                                   ------------
               Net Assets (100.00%)                                                                $136,754,514
                                                                                                   ============


               + Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings noted (unaudited) are the highest ratings assigned for tax exempt commercial paper. Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities on which the Fund invests.

(b) Maturity dates of these securities are the next available put dates. Interest rates adjust periodically.

(c) Securities payable on demand at par including accrued interest (primarily with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:

     BAN        =   Bond Anticipation Note                        IDA     =   Industrial Development Authority
     EDA        =   Economic Development Authority                IDRB    =   Industrial Development Revenue Bond
     EDRB       =   Economic Development Revenue Bond             LOC     =   Letter of Credit
     GAN        =   Grant Anticipation Notes                      PCFA    =   Pollution Control Finance Authority
     GO         =   General Obligation                            PCRB    =   Pollution Control Revenue Bond
     HDA        =   Housing Development Authority                 RB      =   Revenue Bond
     HRB        =   Hospital Revenue Bond                         TAN     =   Tax Anticipation Note







--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF NET ASSETS
MARCH 31, 2001

================================================================================



                                           Cortland General              U.S. Government           Municipal Money
                                           Money Market Fund                  Fund                   Market Fund
                                      --------------------------    -----------------------    ----------------------

ASSETS:
  Investments in securities*...........  $     2,073,625,245          $      145,115,185        $       135,506,211
  Cash.................................            3,825,191                     471,024                    513,090
  Interest receivable..................            5,865,046                     388,249                    769,664
                                          ------------------           -----------------         ------------------
      Total Assets.....................        2,083,315,482                 145,974,458                136,788,965

LIABILITIES:

  Dividends payable....................              501,995                      34,489                     20,867
  Other accounts payable...............              215,955                       8,394                     13,584
                                          ------------------           -----------------         ------------------
      Total Liabilities................              717,950                      42,883                     34,451
                                          ------------------           -----------------         ------------------

NET ASSETS.............................  $     2,082,597,532          $      145,931,575        $       136,754,514
                                          ==================           =================         ==================


SHARES OUTSTANDING:
  Cortland Shares......................          834,474,191                  71,369,423                 61,901,281
  Live Oak Shares......................        1,248,123,341                  74,500,740                 74,875,508
Net asset value, offering and redemption
  price per share, all classes
  (net assets/shares)..................  $              1.00          $             1.00        $              1.00
                                          ==================           =================         ==================

* Including repurchase agreements amounting to $18,000,000 and $67,800,000 for the Cortland General Money Market Fund and U.S. Government Fund, respectively.















--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 2001

================================================================================



                                             Cortland General           U.S. Government           Municipal Money
                                            Money Market Fund                Fund                   Market Fund
                                            -----------------           ---------------           ---------------


INVESTMENT INCOME


 Interest Income.........................   $     119,974,048          $      9,293,496          $       8,326,453
                                             ----------------           ---------------           ----------------

 Expenses:

    Management fee--Note 3(a)............          14,300,932                 1,141,173                  1,526,243

    Distribution support and services
    -----Note 3(c):

        Cortland shares..................           2,071,877                   159,969                    157,164

        Live Oak shares..................           2,113,094                   131,941                    134,480

        Bradford shares..................             --                         51,251                    177,879

    Other expenses.......................             216,931                    32,433                     43,361
                                             ----------------           ---------------           ----------------

        Total Expenses...................          18,702,834                 1,516,767                  2,039,127

    Expenses waived by
     Manager--Note 3(c)..................   (         257,065)         (        100,945)         (         146,933)
                                             ----------------           ---------------           ----------------

        Net Expenses.....................          18,445,769                 1,415,822                  1,892,194
                                             ----------------           ---------------           ----------------

 Net Investment Income...................         101,528,279                 7,877,674                  6,434,259



NET REALIZED GAIN
   ON INVESTMENTS

 Net realized gain (loss) on investments            1,650,279                   119,062          (             500)
                                             ----------------           ---------------           ----------------

 Increase in net assets from operations..   $     103,178,558          $      7,996,736          $       6,433,759
                                             ================           ===============           ================











--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                     Cortland General                    U.S. Government                    Municipal Money
                                    Money Market Fund                          Fund                           Market Fund
                              ------------------------------       ----------------------------       ----------------------------
                               For the Year Ended March 31,        For the Year Ended March 31,       For the Year Ended March 31,

                                   2001             2000               2001            2000               2001            2000
                              -------------    -------------       ------------    ------------       ------------    ------------

 Operations:
 Net investment income...    $  101,528,279   $   75,368,968      $   7,877,674   $   8,587,301      $   6,434,259   $   7,621,626

 Net realized gain on
   investments...........         1,650,279          200,388            119,062          10,690      (         500)  (         307)
                              -------------    -------------       ------------    ------------       ------------    ------------
 Increase in net assets
   from operations.......       103,178,558       75,569,356          7,996,736       8,597,991          6,433,759       7,621,319
 Distributions
   to shareholders from:

 Net investment income:
   Cortland shares.......    (   44,712,969)  (   35,013,844)     (   3,330,640)  (   2,702,014)     (   1,924,835)  (   1,411,334)+

   Live Oak shares.......    (   57,240,644)  (   40,075,444)     (   3,493,979)  (   3,098,670)     (   2,091,043)  (   1,552,196)+

   Bradford shares.......             --              --          (   1,101,146)  (   2,548,780)     (   2,418,381)  (   4,688,096)+

 Realized gains:

   Cortland shares.......    (          788)

   Live Oak shares.......    (        1,171)

 Capital share
   transactions net (Note 4):
   Cortland shares.......    (      347,016)     174,168,088         13,245,148   (   6,394,572)         7,104,580       5,559,708
   Live Oak shares.......       264,718,161      169,649,225          4,416,473   (   9,001,893)        20,738,950   (  15,992,057)
   Bradford shares.......             --              --          (  56,647,774)  (   5,528,757)     ( 158,455,583)  (  24,386,807)
                              -------------    -------------        -----------    ------------       ------------    ------------

 Total increase (decrease)      265,594,131      344,297,381      (  38,915,182)  (  20,676,695)     ( 130,612,553)  (  34,819,463)

 Net assets:
 Beginning of year.......     1,817,003,401    1,472,706,020        184,846,757     205,523,452        267,367,067     302,186,530
                              -------------    -------------        -----------    ------------       ------------    ------------

 End of year.............    $2,082,597,532   $1,817,003,401      $ 145,931,575   $ 184,846,757      $ 136,754,514   $ 267,367,067
                              =============    =============       ============    ============       ============    ============

 Undistributed net
    investment income....    $       --       $      425,333      $     595,884   $     643,976      $     -0-       $      -0-


 + Designated as exempt-interest dividends for regular federal income tax purposes.


--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2001
================================================================================

Note 1-General:

Cortland Trust, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management company. The Company consists of three money market funds: the Cortland General Money Market Fund ("Cortland General Fund"), the U.S. Government Fund, and the Municipal Money Market Fund ("Municipal Fund"). Each of the Funds currently has two classes of stock authorized, Cortland shares and Live Oak shares. The U.S. Government Fund and the Municipal Fund had an additional class of shares, the Bradford shares, all of which were redeemed during the year ended March 31, 2001. Therefore at March 31, 2001 the Bradford shares are no longer offered by the Company. The Cortland shares are subject to a service fee of .25% of its average net assets pursuant to the Distribution Plan. The Live Oak shares are subject to a service fee of .20% of its average net assets. In all other respects, the Cortland shares and Live Oak shares represent the same interest in the income and assets of the Fund. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Distribution of Live Oak shares commenced November 16, 1995. The Company accounts separately for the assets, liabilities and operations of each Fund.

It is the Company's policy to maintain a continuous net asset value per share of $1.00 for each Fund; the Company has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.

The shares outstanding in the Cortland General Fund include the Pilgrim Money Market Class of Shares (the "Pilgrim Shares"). Pilgrim Shares are identical to the Cortland shares of the Cortland General Fund with respect to investment objectives, voting rights and yield, but differ with respect to certain other matters relating primarily to exchange privileges. At March 31, 2001, there were 7,188,343 Pilgrim Shares outstanding included in the Cortland shares.

Note 2-Significant Accounting Policies:

(a) Valuation of investments: Investments are valued at amortized cost, which approximates market value and has been determined by the Company's Board of Directors to represent the fair value of each Fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis.

The Cortland General and U.S. Government Funds may enter into repurchase agreements for securities held by these Funds with financial institutions deemed to be creditworthy by Reich & Tang Asset Management, L.P. (the Advisor), subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. In the event that the seller of the agreement defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value.

(c) Dividends to Shareholders: It is the policy of the Company, with respect to each Fund, to declare dividends from the net investment income earned by each Fund daily; such dividends are distributed to each Fund's shareholders on the subsequent business day. Dividends from net realized capital gains, offset by capital loss carryovers, if any, are generally declared and paid when realized.

(d) Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2001
================================================================================
Note 2-Significant Accounting Policies: (Continued)

(e) Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders by complying with the applicable sections of the Internal Revenue Code, and to make distributions of income (including net realized capital gains) sufficient to relieve it from all Federal income taxes. Accordingly, no provision for Federal income taxes is required. At March 31, 2001, U.S. Government Fund and Municipal Fund had unused capital loss carryforwards of approximately $534,471 and $22,275, respectively, available for Federal income tax purposes to be applied against future securities profits, if any. If not applied against future securities profits $105,675 and $451,241 will expire in the years 2003 and 2004, respectively, for U.S. Government Fund. $3,530, $11,869 and $807, will expire in the years 2002, 2003 and 2004, respectively, for Municipal Fund.

Note 3-Management Fee and Other Transactions With Affiliates:

(a) Reich & Tang Asset Management, L.P. (the "Manager") serves as the manager of the Company and its three Funds pursuant to agreements with the Funds dated September 14, 1993 ("Agreements"). Under the Agreements, the Manager provides directly, or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the Act, and the travel and related expenses of the directors incident to their attending shareholder's, director's and committee meetings, (b) interest, taxes and brokerage commissions, (c) extraordinary expenses, (d) shareholder service or distribution fees which together can represent up to 0.25% with respect to the Cortland shares and up to 0.20% with respect to the Live Oak shares of the net assets of each Fund on an annualized basis, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under Federal and state securities laws. The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .75% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The management fees are allocated pro-rata to each Fund based on their average daily net assets.

(b) Certain officers and directors of the Company are "affiliated persons", as defined in the Act, of the Manager. Each director who is not an "affiliated person" receives from the Company an annual fee of $10,000 for services as a director and a fee of $1,250 for each Board of Directors' meeting attended. All directors fees and expenses are allocated equally to each Fund.

(c) Pursuant to a Distribution Plan ("Plan") dated July 31, 1989, each Fund can make payments of up to 0.25% per annum of its average daily net assets with respect to Cortland shares of the Fund for assistance in distributing its shares. The Manager and/or its affiliates have the ability to make additional payments for distribution assistance. The Manager and/or its affiliates bear all other expenses related to the distribution of the company's shares.

Pursuant to a Distribution Plan approved by the Company's Board on November 9, 1995, each Fund can make payments of up to 0.20% per annum of it's average daily net assets with respect to the Live Oak shares of the Fund for assistance in distributing its shares.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
Note 3-Management Fee and Other Transactions With Affiliates: (Continued)

Pursuant to a Distribution Plan approved by the Company's Board on March 5, 1997, each Fund can make payments of up to .25% per annum of its average net assets with respect to the Bradford shares of the Fund for assistance in distributing its shares.

During the year ended March 31, 2001, the Distributor voluntarily waived Distribution support and services fees of $165,750 and $91,315 for the Cortland shares and Live Oak shares of the Cortland General Fund.

During the year ended March 31, 2001, the Distributor waived Distribution support and services fees of $19,196, $44,848 and $36,901 for the Cortland shares, Live Oak shares and Bradford shares, respectively, of the U.S. Government Fund.

During the year ended March 31, 2001, the Distributor waived Distribution support and services fees of $18,860 and $128,073 for the Cortland shares, Bradford shares, respectively, of the Municipal Fund.

Note 4-Capital Share Transactions:

At March 31, 2001, 6 billion shares of $.001 par value shares of the Company were authorized, of which 2.5 billion are designated as Cortland General Fund shares, 1.5 billion are designated as U.S. Government Fund shares, 1 billion are designated as Municipal Fund shares and 1 billion are unclassified. Transactions in the shares of each Fund were all at $1.00 per share and are summarized for the year as follows:

                           Cortland General Money                                                       Municipal Money
                                  Market Fund                   U.S. Government Fund                    Market Fund
                         -----------------------------       -------------------------------       -----------------------------
                         For the Year Ended March 31,         For the Year Ended March 31,         For the Year Ended March 31,
                             2001            2000                 2001             2000              2001             2000
                         -------------   -------------       --------------   --------------       -------------   ------------
Cortland Shares
Shares sold............  2,907,473,920   3,059,760,102          202,620,797      168,267,194         249,986,921    221,284,696
Dividends reinvested...     44,613,504      35,010,239            3,321,307        2,704,118           1,918,947      1,410,312
                         -------------   -------------       --------------   --------------       -------------   ------------
                         2,952,087,424   3,094,770,341          205,942,104      170,971,312         251,905,868    222,695,008
Shares redeemed........ (2,952,434,440) (2,920,602,253)     (   192,696,956) (   177,365,884)     (  244,801,288) ( 217,135,300)
                         -------------   -------------       --------------   --------------       -------------   ------------
Net increase (decrease) (      347,016)    174,168,088           13,245,148  (     6,394,572)          7,104,580      5,559,708
                         =============   =============       ==============   ==============       =============   ============

Live Oak Shares
Shares sold............  5,024,050,120   4,969,169,402          251,334,986      335,103,483         302,107,768    224,660,999
Dividends reinvested...     57,094,281      39,989,550            3,486,429        3,091,980           2,084,514      1,519,730
                         -------------   -------------       --------------   --------------       -------------   ------------
                         5,081,144,401   5,009,158,952          254,821,415      338,195,463         304,192,281    226,180,729
Shares redeemed........ (4,816,426,240) (4,839,509,727)     (   250,404,942) (   347,197,356)     (  283,453,332) ( 242,172,786)
                         -------------   -------------       --------------   --------------       -------------   ------------
Net increase (decrease)    264,718,161     169,649,225            4,416,473  (     9,001,893)         20,738,950  (  15,992,057)
                         =============   =============       ==============   ==============       =============   ============









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2001
================================================================================

Note 4-Capital Share Transactions: (Continued)

                                                                                        Municipal Money
                                         U.S. Government Fund                             Market Fund
                                 -----------------------------------          ---------------------------------
                                  For the period                               For the period
                               April 1, 2000 through   For the Year         April 1, 2000 through For the Year
                                  August 11, 2000          Ended               August 11, 2000        Ended
                                (Final redemption)    March 31, 2000         (Final redemption)  March 31, 2000
                                 ----------------     --------------          ----------------   --------------


Bradford Shares
Shares sold................            69,093,982        190,418,716               396,507,251      740,328,316
Dividends reinvested.......             1,109,314          2,550,623                 2,432,295        4,688,760
                                  ---------------      -------------           ---------------    -------------
                                       70,203,296        192,969,339               398,939,546      745,017,076
Shares redeemed............      (    126,851,070)    (  198,498,096)         (    557,395,129)  (  769,403,883)
                                  ---------------      -------------           ---------------    -------------
Net decrease ..............      (     56,647,774)    (    5,528,757)         (    158,455,583)  (   24,386,807)
                                  ===============      =============           ===============    =============


The components of net assets at March 31, 2001 are as follows:




                           Cortland General Money                                                Municipal Money
                                 Market Fund                 U.S. Government Fund                  Market Fund
                           ----------------------            --------------------            ----------------------
                               March 31, 2001                   March 31, 2001                   March 31, 2001
                              ---------------                  ----------------                ------------------
Paid-in capital............   $2,082,597,532                    $  145,870,163                   $  136,776,789
Accumulated net
   realized losses.........          -0-                         (     534,472)                   (      22,275)
Undistributed net
   investment income.......          -0-                               595,884                          -0-
                               -------------                     -------------                    -------------
Total net assets...........   $2,082,597,532                    $  145,931,575                   $  136,754,514
                               =============                     =============                    =============








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
Note 5-Financial Highlights:

                                                       Cortland General Money Market Fund
                                      -------------------------------------------------------------------
                                                                Cortland Shares
                                      -------------------------------------------------------------------
                                                         For the Year Ended March 31,
                                      -------------------------------------------------------------------
                                        2001         2000            1999           1998           1997
                                      --------     --------       ---------       --------       --------
Per Share Operating Performance:
(for a share outstanding
    throughout the year)
Net asset value,
     beginning of year.............   $  1.00      $  1.00        $   1.00        $  1.00        $  1.00
                                      --------     --------       ---------       --------       --------

Income from investment operations:
Net investment income..............      0.054        0.045           0.045          0.047          0.044
Net realized and unrealized
  gain/(loss) on investments.......     --           --               0.001       (  0.001)          --
                                      --------     --------       ---------       --------       --------
Total from investment operations...      0.054        0.045           0.046          0.046          0.044
Less distributions:
Dividends from net
  investment income................   (  0.054)    (  0.045)      (   0.045)      (  0.047)      (  0.044)
                                      --------     --------       ---------       --------       --------
Total distributions................   (  0.054)    (  0.045)      (   0.045)      (  0.047)      (  0.044)
                                      --------     --------       ---------       --------       --------
Net asset value, end of year.......   $  1.00      $  1.00        $   1.00        $  1.00        $  1.00
                                      ========     ========       =========       ========       ========

Total Return.......................      5.55%        4.60%           4.56%          4.77%          4.52%

Ratios/Supplemental Data
Net assets,
     end of year (000's omitted)...   $ 834,474    $ 834,259      $  659,890      $ 505,442      $1,160,352

Ratios to average net assets:
Expenses...........................      1.00%        0.97%           1.00%          0.99%          1.02%
Net investment income..............      5.37%        4.54%           4.41%          4.67%          4.41%
Management and Distribution support
     and service fees waived.......      0.02%        0.05%           0.03%          0.04%           --











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2001
================================================================================
Note 5-Financial Highlights: (Continued)

                                                       Cortland General Money Market Fund
                                      -------------------------------------------------------------------
                                                                Live Oak Shares
                                      -------------------------------------------------------------------
                                                         For the Year Ended March 31,
                                      -------------------------------------------------------------------
                                        2001         2000            1999           1998           1997
                                      --------     --------       ---------       --------       --------
Per Share Operating Performance:
(for a share outstanding
    throughout the year)
Net asset value,
     beginning of year.............   $  1.00      $  1.00        $   1.00        $  1.00        $  1.00
                                      --------     --------       ---------       --------       --------

Income from investment operations:
Net investment income..............      0.054        0.045           0.045          0.048          0.045
Net realized and unrealized
  gain/(loss) on investments.......      --           --              0.001       (  0.001)         --
                                      --------     --------       ---------       --------       --------
Total from investment operations...      0.054        0.045           0.046          0.047          0.045
Less distributions:
Dividends from net
  investment income................   (  0.054)    (  0.045)      (   0.045)      (  0.047)      (  0.045)
                                      --------     --------       ---------       --------       --------
Total distributions................   (  0.054)    (  0.045)      (   0.045)      (  0.047)      (  0.045)
                                      --------     --------       ---------       --------       --------
Net asset value, end of year.......   $  1.00      $  1.00        $   1.00         $  1.00        $  1.00
                                      ========     ========       =========       ========       ========

Total Return.......................      5.59%        4.63%           4.59%          4.84%          4.59%

Ratios/Supplemental Data
Net assets,
     end of year (000's omitted)...   $1,248,123   $ 982,744      $  812,816      $ 609,818      $ 440,457

Ratios to average net assets:
Expenses...........................      0.96%        0.94%           0.98%          0.91%          0.95%
Net investment income..............      5.40%        4.57%           4.43%          4.78%          4.48%
Management and Distribution support
     and service fees waived.......      0.01%        0.03%           --             0.05%          0.02%










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
Note 5-Financial Highlights: (Continued)

                                                            U.S. Government Fund
                                      --------------------------------------------------------------------
                                                               Cortland Shares
                                      --------------------------------------------------------------------
                                                         For the Year Ended March 31,
                                      --------------------------------------------------------------------
                                        2001         2000            1999           1998           1997
                                      ---------    ---------      ---------       ---------      ---------
Per Share Operating Performance:
(for a share outstanding
 throughout the year)
Net asset value,
  beginning of year................   $  1.00      $  1.00        $  1.00         $  1.00        $  1.00
                                      ---------    ---------      ---------       ---------      ---------

Income from investment operations:
Net investment income..............      0.052        0.043          0.042           0.046          0.043
Net realized and unrealized
  (loss) on investments............      --           --             0.001        (  0.001)      (  0.001)
                                      ---------    ---------      ---------       ---------      ---------
Total from investment operations...      0.052        0.043          0.043           0.045          0.042
Less distributions:
Dividends from net
  investment income................   (  0.052)    (  0.043)      (  0.042)       (  0.045)      (  0.043)
                                      ---------    ---------      ---------       ---------      ---------
Total distributions................   (  0.052)    (  0.043)      (  0.042)       (  0.045)      (  0.043)
                                      ---------    ---------      ---------       ---------      ---------
Net asset value, end of year.......   $  1.00      $  1.00        $  1.00         $  1.00        $  1.00
                                      =========     ========      =========       =========      =========

Total Return.......................      5.37%        4.35%          4.33%           4.61%          4.37%

Ratios/Supplemental Data
Net assets,
  end of year (000's omitted)......   $   71,400   $   58,121     $   64,438      $   48,069    $   164,464

Ratios to average net assets:
Expenses...........................      1.00%        0.88%          1.00%           0.81%          1.01%
Net investment income..............      5.26%        4.38%          4.18%           4.58%          4.30%
Management and Distribution support
  and service fees waived..........      0.03%        0.16%          0.04%           0.25%          0.02%








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2001
================================================================================
Note 5-Financial Highlights: (Continued)

                                                                  U.S. Government Fund
                                            --------------------------------------------------------------------
                                                                     Live Oak Shares
                                            --------------------------------------------------------------------
                                                               For the Year Ended March 31,
                                            --------------------------------------------------------------------
                                               2001         2000            1999           1998           1997
                                            ---------    ---------      ---------       ---------      ---------
Per Share Operating Performance:
(for a share outstanding
 throughout the year)
Net asset value,
  beginning of year.................        $  1.00      $  1.00        $  1.00         $  1.00        $  1.00
                                            ---------    ---------      ---------       ---------      ---------

Income from investment operations:
Net investment income...............           0.053        0.043          0.043           0.049          0.044
Net realized and unrealized
  (loss) on investments.............           --           --             0.001        (  0.001)      (  0.001)
                                            ---------    ---------      ---------       ---------      ---------
Total from investment operations....           0.053        0.043          0.044           0.048          0.043
Less distributions:
Dividends from net
  investment income.................        (  0.053)    (  0.043)      (  0.043)       (  0.046)      (  0.044)
                                            ---------    ---------      ---------       ---------      ---------
Total distributions.................        (  0.053)    (  0.043)      (  0.043)       (  0.046)      (  0.044)
                                            ---------    ---------      ---------       ---------      ---------
Net asset value, end of year........        $  1.00      $  1.00        $  1.00         $  1.00        $  1.00
                                            ========     =========      =========       =========      =========

Total Return........................           5.46%        4.43%          4.42%           4.75%          4.53%

Ratios/Supplemental Data
Net assets,
  end of year (000's omitted).......        $   74,531   $   70,080     $   78,987      $   66,829     $   55,057

Ratios to average net assets:
Expenses............................           0.91%        0.79%           0.91%          0.68%          0.86%
Net investment income...............           5.26%        4.45%           4.29%          4.89%          4.45%
Management and Distribution support
  and service fees waived...........           0.07%        0.18%           0.08%          0.24%          0.12%






--------------------------------------------------------------------------------

================================================================================
Note 5-Financial Highlights: (Continued)




                                                           Municipal Money Market
                                    ----------------------------------------------------------------
                                                              Cortland Shares
                                    ----------------------------------------------------------------
                                                       For the Year Ended March 31,
                                    ----------------------------------------------------------------
                                      2001          2000          1999          1998          1997
                                    --------      --------      --------      --------      --------
Per Share Operating Performance:
(for a share outstanding
    throughout the year)
Net asset value,
     beginning of year............. $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                    --------      --------      --------      --------      --------
Income from investment operations:
Net investment income..............    0.031         0.026         0.025         0.028         0.026
                                    --------      --------      --------      --------      --------
Total from investment operations...    0.031         0.026         0.025         0.028         0.026
Less distributions:
Dividends from net
  investment income................ (  0.031)     (  0.026)     (  0.025)     (  0.028)     (  0.026)
                                    --------      --------      --------      --------      --------
Total distributions................ (  0.031)     (  0.026)     (  0.025)     (  0.028)     (  0.026)
                                    --------      --------      --------      --------      --------
Net asset value, end of year....... $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                    ========      ========      ========        =======     ========

Total Return.......................    3.17%         2.58%         2.56%         2.81%         2.68%

Ratios/Supplemental Data
Net assets,
     end of year (000's omitted)... $  61,891     $  54,792     $  49,234     $  47,780     $ 153,322

Ratios to average net assets:
Expenses...........................    1.00%         1.00%         1.00%         1.01%         1.02%
Net investment income..............    3.06%         2.55%         2.51%         2.81%         2.64%
Management and Distribution support
     and service fees waived.......    0.03%         0.03%         0.04%         --            --
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2001
================================================================================
Note 5-Financial Highlights: (Continued)




                                                           Municipal Money Market
                                    ----------------------------------------------------------------
                                                              Live Oak Shares
                                    ----------------------------------------------------------------
                                                       For the Year Ended March 31,
                                    ----------------------------------------------------------------
                                      2001          2000          1999          1998          1997
                                    ---------     ---------     ---------     ---------     ---------
Per Share Operating Performance:
(for a share outstanding
 throughout the year)
Net asset value,
 beginning of year................. $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                    ---------     ---------     ---------     ---------     ---------

Income from investment operations:
  Net investment income............    0.031         0.026         0.026         0.029         0.027
                                    ---------     ---------     ---------     ---------     ---------
Total from investment operations...    0.031         0.026         0.026         0.029         0.027
Less distributions:
  Dividends from net
   investment income............... (  0.031 )    (  0.026 )    (  0.026 )    (  0.029 )    (  0.027 )
                                    ---------     ---------     ---------     ---------     ---------
Total distributions................ (  0.031 )    (  0.026 )    (  0.026 )    (  0.029 )    (  0.027 )
                                    ---------     ---------     ---------     ---------     ---------
Net asset value, end of year....... $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                    =========     =========     =========     =========     =========

Total Return.......................    3.19%         2.60%         2.60%         2.93%         2.77%

Ratios/Supplemental Data
Net assets,
 end of year (000's omitted)....... $   74,864    $   54,132    $   70,124    $   67,697    $  58,794

Ratios to average net assets:
  Expenses.........................    0.98%         0.98%         0.95%         0.90%         0.93%
  Net investment income............    3.09%         2.56%         2.57%         2.86%         2.72%
Management and Distribution support
 and service fees waived...........    0.00%         0.00%         0.03%         0.07%         0.04%








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
INDEPENDENT AUDITOR'S REPORT

================================================================================



Shareholders and Board of Directors
Cortland Trust, Inc.




We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Cortland Trust, Inc. (comprising, respectively, the Cortland General Money Market Fund, the U.S. Government Fund and the Municipal Money Market Fund) as of March 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights (Note 5) for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Cortland Trust, Inc. at March 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights (Note 5) for each of the indicated years, in conformity with accounting principles generally accepted in the United States.



 May 18, 2001
 New York, New York                               /s/Ernst & Young LLP






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
SPECIAL MEETING OF SHAREHOLDERS, OCTOBER 10, 2000

================================================================================





A Special Meeting of Shareholders of the Fund was held at the Fund's office, 600 Fifth Avenue, New York, New York, on October 10, 2000. The purpose of the meeting was to approve a new Investment Management Contract due to CDC Asset Management's (investment management arm of France's Caisse des Depots Group) acquisition of Nvest, L.P. and Nvest Companies, L.P. (the parent of Reich & Tang Asset Management, L.P., the Manager of the Fund). At the meeting the new Investment Management Contract was approved by the shareholders. No other business was transacted at the meeting.


The results of the voting at the Special Meeting are as follows:

 1.       To approve a new investment management contract

                          Shares                               % of                                   % of
                           Voted                         Outstanding Shares                       Shares Voted
 -------------------------------------------------------------------------------------------------------------------
                General           Live Oak             General         Live Oak            General        Live Oak
                 Shares            Shares              Shares           Shares             Shares          Shares
                 ------            ------              ------           ------             ------          ------

   For         727,826,977    1,108,862,862           79.49%            97.59%             97.76%          98.39%
   Against       8,438,161        6,634,012            0.92%             0.58%              1.13%           0.59%
   Abstain       8,227,372       11,517,295            0.89%             1.01%              1.11%           1.02%














--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




                                    CORTLAND
                                  TRUST, INC.






















                                     Annual
                                 March 31, 2001






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




            COVER
            Transmittal Letter


                       REICH & TANG ASSET MANAGEMENT L.P.
                                600 FIFTH AVENUE
                              NEW YORK, N.Y. 10020


                                                               June 5, 2001


VIA EDGAR TRANSMISSION



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


Re:       Cortland Trust, Inc.
          Annual Report to Shareholder
          Rule 30b2-1 under the
          Investment Company Act of 1940


Dear Sir or Madam:

On behalf of Cortland Trust, Inc. (the "Fund"), a registered open-end management investment company, and pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended, we transmit for filing the an amended Annual Report to Shareholders dated March 31, 2001. This amendment corrects the fact that the report cover was inadvertently dated April 30, 2001.

The Annual Report was mailed on or about the date hereof to all shareholders of record of the Fund.

Very truly yours,





\s\ Christine A. Turner
Christine A. Turner
Compliance Manager




ENCLOSURE